Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2011
Capital Stock/Shareholders' Equity/Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss

NOTE 17

Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss, net of tax, included in stockholders’ and parent company equity are as follows:

	Currency Translation Adjustment	Investment Security	Benefit Plans	Accumulated Other Comprehensive Loss
Balance at December 31, 2009	$(6)	$11	$(63)	$(58)
Net actuarial gain arising during the year	—	—	(6)	(6)
Prior service credit arising during the year	—	—	(1)	(1)
Amortization of actuarial loss included in net periodic pension cost	—	—	1	1
Amortization of prior service cost included in net periodic pension cost	—	—	1	1
Foreign currency translation loss	(3)	—	—	(3)
Reclassification adjustment for gain realized in net income(a)	—	(5)	—	(5)
Unrealized holding gain arising during the year	—	3	—	3

Balance at December 31, 2010	$(9)	$9	$(68)	$(68)
Net actuarial loss arising during the year	—	—	(29)	(29)
Prior service cost arising during the year	—	—	(1)	(1)
Amortization of actuarial loss included in net periodic pension cost	—	—	22	22
Amortization of prior service cost included in net periodic pension cost	—	—	1	1
Transfer of postretirement benefit plans from ITT in connection with Spin-off	—	—	(1,587)	(1,587)
Conversion of parent company equity to cumulative translation adjustment	15	—	—	15
Foreign currency translation gain	1	—	—	1
Reclassification adjustment for gain realized in net income(a)	—	(8)	—	(8)
Unrealized holding loss arising during the year	—	(1)	—	(1)

Balance at December 31, 2011	$7	$—	$(1,662)	$(1,655)

(a)	The Company had an investment in marketable securities classified as available-for-sale. All unrealized gains and losses on available-for-sales securities were included as a component of accumulated other comprehensive income (loss), net of taxes, and were reclassified and recognized as realized gain (loss) in net income upon disposition. Our investment in available-for-sale securities was recorded at fair value. As at December 31, 2011 and 2010, investments in available-for-sale securities are $0 and $16, respectively.

The following table provides a summary of the changes in accumulated other comprehensive income (Loss) for the years ended December 31, 2011 and 2010:

	Year Ended December 31, 2011
	Pretax	Tax	After Tax
Changes in foreign exchange translation	$1	$—	$1
Changes in postretirement benefit plans	(12)	5	(7)
Conversion of parent company equity to cumulative translation adjustment	15	—	15
Changes in investment security	(15)	6	(9)
Transfer of pension from ITT in connection with spin-off	(2,661)	1,074	(1,587)

	$(2,672)	$1,085	$(1,587)

	Year Ended December 31, 2010
	Pretax	Tax	After Tax
Changes in foreign exchange translation	$(5)	$2	$(3)
Changes postretirement benefit plans	(8)	3	(5)
Changes in investment security	(3)	1	(2)

	$(16)	$6	$(10)